INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 7,341	$ 13,766
Set-off of tax	(7,341)	(13,766)
Net deferred tax asset	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(10,958)	(13,765)
Set-off of tax	7,341	13,765
Net deferred tax liability	(3,617)	0
Deferred tax expense (income) recognised in profit or loss	488	3,617
Non-capital losses
Deferred tax assets are attributable to the following:
Deferred tax assets	6,479	12,136
Deferred tax liabilities are attributable to the following:
Deferred tax expense (income) recognised in profit or loss	1,401	5,657
Property, plant and equipment
Deferred tax assets are attributable to the following:
Deferred tax assets	0	475
Other
Deferred tax assets are attributable to the following:
Deferred tax assets	0	114
Lease liabilities
Deferred tax assets are attributable to the following:
Deferred tax assets	862	1,041
Deferred tax liabilities are attributable to the following:
Deferred tax expense (income) recognised in profit or loss	(693)	179
Property, plant and equipment
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(581)	(1,300)
Deferred tax expense (income) recognised in profit or loss	130	(426)
Intangible assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(3,719)	(2,137)
Deferred tax expense (income) recognised in profit or loss	666	1,602
Biological assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(2,628)	(2,832)
Deferred tax expense (income) recognised in profit or loss	(834)	(204)
Inventories
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(3,165)	(6,422)
Deferred tax expense (income) recognised in profit or loss	(266)	(3,163)
Right-of-use assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(550)	(731)
Net investment in sublease
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(315)	(316)
Deferred tax expense (income) recognised in profit or loss	83	(1)
Other
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	$ 0	$ (27)